TAX-FREE FIXED INCOME FUND IV FOR PUERTO RICO RESIDENTS, INC.

SCHEDULE OF INVESTMENTS	June 30, 2026 (Unaudited)

Face Amount				Issuer	Coupon	Maturity Date	Value
Puerto Rico Agencies Bonds and Notes - 13.75% of net assets applicable to common shareholders, total cost of $14,571,489
$890,000		D	E	Puerto Rico Electric Power Authority	5.00%	07/01/23	$680,850
310,000		D	E	Puerto Rico Electric Power Authority	5.00%	07/01/23	237,150
535,000		D	E	Puerto Rico Electric Power Authority	5.25%	07/01/23	409,275
1,650,000		D	G	Puerto Rico Electric Power Authority	6.75%	07/01/36	1,266,375
780,000		D	G	Puerto Rico Electric Power Authority	7.00%	07/01/33	598,650
620,000		D	G	Puerto Rico Electric Power Authority	5.25%	07/01/27	474,300
200,000		D	E	Puerto Rico Electric Power Authority	5.00%	07/01/23	153,000
737,000		D		Puerto Rico Sales Tax	4.50%	07/01/34	737,080
792,000		D		Puerto Rico Sales Tax	4.55%	07/01/40	794,540
8,030,000		D		Puerto Rico Sales Tax	4.33%	07/01/40	8,031,253
949,000		D		Puerto Rico Sales Tax	4.55%	07/01/40	823,907

$15,493,000							$14,206,380

Shares at Par
Puerto Rico Preferred Stock - 15.41% of net assets applicable to common shareholders, total cost of $14,750,000
$1,000,000		C		Universal Group Inc. Class B Cumulative Perpetual Monthly Income Preferred Stock	7.15%	Perpetual	$15,920,000
Principal Outstanding
Amount
Puerto Rico FNMA Taxable - 1.19% of net assets applicable to common shareholders, total cost of $1,170,247
$795,515				FNMA Pool 835565	6.00%	10/01/35	$842,820
374,731				FNMA Pool 850032	5.50%	05/01/36	391,953

$1,170,246	B						$1,224,773

Puerto Rico GNMA Taxable - 1.07% of net assets applicable to common shareholders, total cost of $1,054,573
$167,848				GNMA Pool 572135	6.00%	10/15/34	$170,434
112,085				GNMA Pool 572140	6.00%	11/15/34	113,808
80,527				GNMA Pool 572146	6.00%	12/15/34	84,420
149,517				GNMA Pool 592830	6.00%	05/15/35	157,797
54,032				GNMA Pool 592834	6.00%	06/15/35	56,367
48,621				GNMA Pool 592839	6.00%	07/15/35	50,723
257,275				GNMA Pool 592873	6.00%	03/15/36	273,252
184,669				GNMA Pool 592879	6.00%	04/15/36	195,553

$1,054,573	A						$1,102,355

Face Amount
US Government, Agency and Instrumentalities - 58.84% of net assets applicable to common shareholders, total cost of $60,933,812
$2,000,000				Federal Farm Credit	2.95%	12/28/37	$1,691,004
2,000,000				Federal Farm Credit	4.14%	08/02/38	1,863,798
500,000				Federal Farm Credit	5.05%	08/18/42	493,096
8,500,000				Federal Farm Credit	5.48%	06/27/42	8,338,781
4,000,000				Federal Home Loan Bank	5.20%	09/28/37	3,969,356
4,000,000				Federal Home Loan Bank	5.11%	08/15/42	3,932,476
1,000,000				Federal Home Loan Bank	5.50%	10/07/44	992,262
14,570,000				Federal Home Loan Bank	5.50%	07/15/36	15,709,724
24,000,000				US Treasury Note	0.00%	09/24/26	23,792,808

$60,570,000							$60,783,304

US Municipals - 7.58% of net assets applicable to common shareholders, total cost of $7,440,517
$5,125,000				State of Illinois General Obligations	7.10%	07/01/35	$5,437,943
2,400,000		F		Dormitory Authority of the State of New York	5.39%	03/15/40	2,390,880

$7,525,000							$7,828,822

Total investments (97.84% of net assets applicable to common shareholders)							$101,065,634
Other Assets and Liabilities, net (2.16% of net assets applicable to common shareholders)							2,235,872

Net assets applicable to common shareholders - 100%							$103,301,506

A

GNMA - represents mortgage-backed obligations guaranteed by the Government National Mortgage Association. They are subject to principal paydowns as a result of pre-payments or refinancing of the underlying mortgage instruments. As a result, the average life may be substantially less than the original maturity.

B

FNMA - represents mortgage-backed obligations guaranteed by the Federal National Mortgage Association. They are subject to principal paydowns as a result of pre-payments or refinancing of the underlying mortgage instruments. As a result, the average life may be substantially less than the original maturity.

C	This security is a private placement and is valued by the Valuation Committee. Significant unobservable inputs were used in valuing this security. It is classified as Level 3.

D

Revenue Bonds - issued by agencies and payable from revenues and other sources of income of the corresponding agency as specified in the applicable prospectus. These bonds are not obligations of the Commonwealth of Puerto Rico.

E	These bonds matured and defaulted on their principal and interest payments and are not accruing interest income. However, they are still trading in the open market.

F	Revenue Bonds - issued by agencies and payable from revenues and other sources of income of the corresponding agency as specified in the applicable prospectus.

G	These securities have defaulted and are not currently accruing interest income.